STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,923,607)	$ (3,323,081)
Adjustments to reconcile net loss to net cash flows used in operating activities
Deferred tax benefit	(320,138)
Depreciation and amortization	79,646
Equity-based compensation	1,188,086	62,359
Changes in operating assets and liabilities:
Accounts receivable	(177,064)
Inventories	(645,942)
Other current and non-current assets	(841,836)	(304,836)
Accounts payable	595,119	187,346
Accrued expenses and other current liabilities	250,649	333,236
Due to related parties		(25,000)
Net cash flows used in operating activities	(7,795,087)	(3,069,976)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,748,392)	(454,679)
Net cash flows used in investing activities	(1,748,392)	(454,679)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of equity units	5,173,599	5,856,976
Proceeds from issuance of common stock from initial public offering, net of issuance costs of $3,473,588	25,140,000
Payment of issuance costs	(3,473,588)
Proceeds from loan from related party	1,000,000
Repayment of loan from related party	(1,000,000)
Net cash flows provided by financing activities	26,840,011	5,856,976
Net (decrease)/increase in cash	17,296,532	2,332,321
Cash, beginning of period	2,333,117	796
Cash, end of period	19,629,649	2,333,117
Supplemental Disclosure of cash flow information:
Cash paid for interest	$ 7,465
Supplemental schedule of non-cash activities:
Subscription receivable		100,543
Equity units issued to related party		$ 61,700